Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-Term Borrowings [Abstract]
Schedule Of Short-Term Borrowings

	At December 31,
	2021	2020
Total credit facility borrowing capacity	$2,000	$2,000
Credit facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(215)	(70)
Letters of credit outstanding (b)	(8)	(9)

Available unused credit	$1,777	$1,921

(a)	The weighted average interest rates for commercial paper were 0.30% and 0.17% at December 31, 2021 and December 31, 2020, respectively.
(b)	Interest rates on outstanding letters of credit at December 31, 2021 and December 31, 2020 were 1.20% and 1.45%, respectively, based on our credit ratings.